Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other income
	December 31, 2024	December 31, 2023	December 31, 2022
	USD	USD	USD
Receipt of government grants	164,197	47,894	132,836
Interest income	38,922	30,560	48,405
Fair value adjustment*	(117,973)	-	-
Compensation received	355,879	-	-
Others	60,635	158,457	23,960
Total other income	501,660	236,911	205,201

*	Fair value adjustment pertains to adjustments made on other financial assets, keyman insurance contract and other financial liabilities in relation to convertible debt.